Deferred tax - Movements of Major Gross Deferred Tax Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 187.9	£ 153.0
Ending balance		212.9	187.9	[1]
Gross deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		430.9	412.0
Credit/(charge) to income		57.4	57.6
Credit/(charge) to other comprehensive income		7.4	(3.2)
Credit/(charge) to equity			30.9
Transfer to disposal group classified as held for sale			(56.3)
Exchange differences and other movements		(18.2)	(10.1)
Ending balance		477.5	430.9
Gross deferred tax assets [member] | Deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		53.5	61.6
Credit/(charge) to income		(1.5)	(1.7)
Transfer to disposal group classified as held for sale			(4.2)
Exchange differences and other movements		(2.5)	(2.2)
Ending balance		49.5	53.5
Gross deferred tax assets [member] | Accounting provisions and accruals [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		87.4	101.4
Credit/(charge) to income		30.3	10.2
Transfer to disposal group classified as held for sale			(19.2)
Exchange differences and other movements		(8.2)	(5.0)
Ending balance		109.5	87.4
Gross deferred tax assets [member] | Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		57.5	68.5
Credit/(charge) to income		(3.5)	6.7
Credit/(charge) to other comprehensive income		7.4	(3.2)
Transfer to disposal group classified as held for sale			(12.3)
Exchange differences and other movements		(3.5)	(2.2)
Ending balance		57.9	57.5
Gross deferred tax assets [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		84.7	47.9
Credit/(charge) to income		(3.4)	19.4
Credit/(charge) to equity			27.8
Transfer to disposal group classified as held for sale			(13.6)
Exchange differences and other movements		(0.4)	3.2
Ending balance		80.9	84.7
Gross deferred tax assets [member] | Tax losses and credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		86.3	67.1
Credit/(charge) to income		5.9	24.2
Transfer to disposal group classified as held for sale			(3.0)
Exchange differences and other movements		(1.9)	(2.0)
Ending balance		90.3	86.3
Gross deferred tax assets [member] | Share-based payments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		21.5	16.8
Credit/(charge) to income		0.4	2.9
Credit/(charge) to equity			3.1
Transfer to disposal group classified as held for sale			(0.7)
Exchange differences and other movements		(0.5)	(0.6)
Ending balance		21.4	21.5
Gross deferred tax assets [member] | Restructuring provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		25.8	17.3
Credit/(charge) to income		31.9	12.5
Transfer to disposal group classified as held for sale			(3.4)
Exchange differences and other movements		(1.3)	(0.6)
Ending balance		56.4	25.8
Gross deferred tax assets [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		14.2	31.4
Credit/(charge) to income		(2.7)	(16.6)
Transfer to disposal group classified as held for sale			0.1
Exchange differences and other movements		0.1	(0.7)
Ending balance		£ 11.6	£ 14.2

[1]	Figures have been restated as described in the accounting policies.